Other investments - Movements in other investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Beginning balance	£ 49	£ 46
Exchange differences	2
Additions	3	2
Repayments and disposals	(3)	(1)
Fair value adjustment	2	2
Decrease through provision charged investments other than investments accounted for using equity method	(14)
Capitalized interest in respect of other loans	1
Transfers	1	0
Ending balance	41	49
Loans
Disclosure of financial assets [line items]
Beginning balance	17	35
Exchange differences	1
Additions	3	2
Repayments and disposals	(1)	(1)
Fair value adjustment	0	0
Decrease through provision charged investments other than investments accounted for using equity method	(14)
Capitalized interest in respect of other loans	1
Transfers	0	(19)
Ending balance	7	17
Others
Disclosure of financial assets [line items]
Beginning balance	32	11
Exchange differences	1
Additions	0	0
Repayments and disposals	(2)	0
Fair value adjustment	2	2
Decrease through provision charged investments other than investments accounted for using equity method	0
Capitalized interest in respect of other loans	0
Transfers	1	19
Ending balance	£ 34	£ 32